LEASES - Total lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance lease cost:
Depreciation	¥ 199,926	¥ 224,140	¥ 274,052
Interest expenses	90,679	104,088	124,567
Operating lease cost	749,800	691,197	568,044
Total lease cost	¥ 1,040,405	¥ 1,019,425	¥ 966,663